Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable

The following is a summary of other taxes payable as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
Withholding individual income taxes for employees	8,593	6,999
VAT payables	15,512	5,186
Others	622	18
Total	24,727	12,203